Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net cash (used in) provided by operating activities	¥ 345,590	$ 50,265	¥ 625,588	¥ 393,586
Net cash (used in) provided by investing activities	538,636	78,342	(231,493)	(1,023,469)
Net cash provided by (used in) financing activities	(546,511)	(79,487)	508,066	150,420
Effect of exchange rate changes on cash, cash equivalents and restricted cash	44,624	6,491	(73,275)	58,820
Net (decrease) increase in cash, cash equivalents and restricted cash	382,339	55,611	828,886	(420,643)
Cash, cash equivalents and restricted cash at beginning of the year	2,407,637	350,174	1,578,751	1,999,394
Cash, cash equivalents and restricted cash at end of the year	2,789,976	405,785	2,407,637	1,578,751
Parent Company [Member]
Net cash (used in) provided by operating activities	243	35	40,685	(114,699)
Net cash (used in) provided by investing activities	339,955	49,445	265,767	(437,878)
Net cash provided by (used in) financing activities	(526,532)	(76,581)	23,929	50,735
Effect of exchange rate changes on cash, cash equivalents and restricted cash	66,054	9,607	(35,413)	36,352
Net (decrease) increase in cash, cash equivalents and restricted cash	(120,280)	(17,494)	294,968	(465,490)
Cash, cash equivalents and restricted cash at beginning of the year	438,826	63,825	143,858	609,348
Cash, cash equivalents and restricted cash at end of the year	¥ 318,546	$ 46,331	¥ 438,826	¥ 143,858